Cash and cash equivalents and cash flow supporting notes (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	2024 £’000	2023 £’000	2022 £’000
Cash at bank available on demand	1,669	5,971	2,836

Schedule of cash inflows from an equity financing transaction

	2024 £’000	2023 £’000	2022 £’000
Gross proceeds	9,065	12,084	321
Transaction costs	(753)	(1,657)	(78)
Proceeds from issuing shares	8,312	10,427	243

Schedule of changes in bank loan liabilities

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2024	295	4,329	4,624
Cash flows	–	(186)	(186
Non-cashflows:
Foreign exchange	–	(26)	(26)
Loans and borrowings classified as non-current 31 December 2023 becoming current in 2024	(138)	138	–
Deferred consideration on acquisition	1,541	456	1,997
Promissory note issued	–	431	431
Warrants issued	–	3,059	3,059
Exercise of warrants – transfer to share premium	–	(3,618)	(3,618)
Gain recognised in finance income within the consolidated statement of comprehensive income	–	(3,218)	(3,218)
Interest accruing in period	–	165	165
At 31 December 2024	1,698	1,530	3,228

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2023	463	246	709
Cash flows	–	(188)	(188)
Non-cashflows:
Loans and borrowings classified as non-current 31 December 2022 becoming current in 2023	(168)	168	–
Warrants issued	–	4,562	4,562
Gain recognised in finance income within the consolidated statement of comprehensive income	–	(487)	(487)
Interest accruing in period	–	28	28
At 31 December 2023	295	4,329	4,624

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2022	620	699	1,319
Cash flows	–	(178)	(178)
Non-cashflows:
Loans and borrowings classified as non-current 31 December 2021 becoming current in 2022	(178)	178	–
Gain recognised in finance income within the consolidated statement of comprehensive income	–	(468)	(468)
Interest accruing in period	21	15	36
At 31 December 2022	463	246	709